Above / Below market acquired time charters (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Acquired Finite-Lived Intangible Assets [Line Items]
Beginning at carrying amount	$ 32,320
Beginning at carrying amount	(10,368)
(Amortization) / accretion	(16,158)	$ (16,285)
(Amortization) / accretion	15,267	4,275
Ending at carrying amount	83,389	32,320
Ending at carrying amount	(88,543)	(10,368)
Above Market Acquired Charters [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Beginning at carrying amount	32,320	48,605
(Amortization) / accretion	(16,158)	(16,285)
Additions	67,227
Transfer to below market acquired charter associated with vessel held for sale	0
Ending at carrying amount	83,389	32,320
Below Market Acquired Charters [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Beginning at carrying amount	(10,368)	(14,643)
(Amortization) / accretion	15,267	4,275
Additions	(94,889)
Transfer to below market acquired charter associated with vessel held for sale	1,447
Ending at carrying amount	$ (88,543)	$ (10,368)